Structured Entities	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Structured Entities

15	Structured Entities
(a)	Consolidated structured entities
U.S. multi-seller conduit
The Bank-sponsored U.S. multi-seller conduit purchases high-quality financial assets from independent third parties (the sellers) funded by the issuance of highly rated asset-backed commercial paper. The sellers continue to service the financial assets and provide credit enhancements through overcollateralization protection and cash reserves.
Each asset purchased by the conduit has a deal-specific liquidity facility provided by the Bank in the form of a Liquidity Asset Purchase Agreement (LAPA). The primary purpose of the LAPA is to provide an alternative source of financing in the event the conduit is unable to access the asset-backed commercial paper market. The administration agent can require the Bank in its capacity as liquidity provider to purchase an interest in the related assets owned by the conduit. The Bank is not obligated to perform under the LAPA agreements in the event the conduit itself is insolvent.
The Bank’s liquidity agreements with the conduit call for the Bank to fund full par value of the assets, including defaulted assets, if any, of the conduit. This facility is available to absorb the losses on defaulted assets, if any, in excess of losses absorbed by deal-specific seller credit enhancements. Further, the Bank holds the subordinated note issued by the conduit.
The Bank’s exposure from the U.S. conduit through the LAPA, including the obligation to purchase defaulted assets and investment in the conduit’s subordinated note, give the Bank the obligation to absorb losses that could potentially be significant to the conduit, which in conjunction with power to direct the conduit’s activities, result in the Bank consolidating the U.S. multi-seller conduit.
The conduit’s assets of $10 billion (2021 – $5 billion) are primarily included in Business and government loans on the Bank’s Consolidated Statement of Financial Position.
There are contractual restrictions on the ability of the Bank’s consolidated U.S. multi-seller conduit to transfer funds to the Bank. The Bank is restricted from accessing the conduit’s assets under the relevant arrangements. The Bank has no rights to the assets owned by the conduit. In the normal course of business, the assets of the conduit can only be used to settle the obligations of the conduit.
Bank funding vehicles and capital vehicles
The Bank uses funding and capital vehicles to facilitate cost-efficient financing of its own operations, including the issuance of covered bonds and notes. Activities of funding structured entities are generally limited to holding an interest in a pool of assets or receivables generated by the Bank. Capital vehicles include Scotiabank LRCN Trust which was established in connection with the Bank’s issuance of qualifying regulatory capital instruments. These structured entities are consolidated due to the Bank’s decision-making power and ability to use that power to affect the Bank’s returns.
Covered bonds
The Bank has a registered covered bond program through which it issues debt that is guaranteed by Scotiabank Covered Bond Guarantor Limited Partnership (the “LP”). Under this program, the LP purchases uninsured residential mortgages from the Bank, which it acquires with funding provided by the Bank.
As at October 31, 2022, $45.9 billion (2021 – $31.3 billion) covered bonds were outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position. The Bank’s outstanding covered bonds are denominated in U.S. dollars, Australian dollars, British pounds, Swiss francs and Euros. As at October 31, 2022, assets pledged in relation to these covered bonds were uninsured residential mortgages denominated in Canadian dollars of $51.4 billion (2021 – $34.7 billion). These figures exclude activities in connection with Canadian dollar-denominated covered bonds held by the Bank and that are eliminated upon consolidation or that are transferred to the Bank of Canada as part of its term repo program.
Credit card receivables securitization trust
The Bank securitizes a portion of its Canadian credit card receivables through a Bank-sponsored structured entity. This entity issues senior and subordinated notes to third-party investors and the proceeds of such issuance are used to purchase co-ownership
interests in credit card receivables originated by the Bank. Recourse of the note holders is limited to the purchased interest.
The Bank is responsible for servicing the transferred credit card receivables as well as performing administrative functions for this entity. As at October 31, 2022, US$0.8 billion ($1.1 billion Canadian dollar equivalent) (2021 –

US$1.3 billion, $1.5
billion Canadian dollar equivalent) Class A

notes; and US$70 million
($95 million Canadian
dollar equivalent
) (2021 – US$109 million, $135 million Canadian
dollar equivalent
) subordinated Class B and Class C notes were outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position. As
at
October 31, 2022 assets pledged in relation to these notes were credit card receivables, denominated in Canadian dollars, of $1.2 billion (2021 – $1.8 billion).
Auto loan receivables securitization trusts
The Bank securitizes a portion of its Canadian auto loan receivables through Bank-sponsored structured entities. The entities issue senior and subordinated notes to the Bank and/or third-party investors, and the proceeds of such issuances are used to purchase discrete pools of retail indirect auto loan receivables from the Bank. Recourse of the note holders is limited to the auto loan receivables.
The Bank is responsible for servicing the transferred auto loan receivables as well as performing administrative functions for the entities. As at October 31, 2022, the aggregate senior and subordinated notes issued to third parties outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position were US$15.7 million
($21.4
million
Canadian
dollar equivalent
) (2021 – US$200.0
million
, $252.6
million
Canadian
dollar equivalent
). As at October 31, 2022, assets pledged in relation to these notes were Canadian auto loan receivables denominated in Canadian dollars of $216.4 million
(2021 – $831.1
million
).
Scotiabank LRCN Trust
The Bank sponsors the Scotiabank LRCN Trust established in connection with the issuance of limited recourse capital notes. As at October 31, 2022, $4,526 million (2021 – $2,003 million) capital notes were outstanding and included in Preferred shares and other equity instruments on the Consolidated Statement of Financial Position. Refer to Note 24(b) – Preferred shares and other equity instruments for further information.

Other
Assets of other consolidated structured entities are comprised of securities, deposits with banks and other assets to meet the Bank’s and customer needs.

(b)	Unconsolidated structured entities
The following table provides information about other structured entities which the Bank does not control and therefore does not consolidate.

	As at October 31, 2022
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets on structured entity’s financial statements	$3,773	$2,304	$833	$6,910
Assets recognized on the Bank’s financial statements
Trading assets	35	2	–	37
Investment securities	–	885	10	895
Loans (1)	–	704	59	763
	35	1,591	69	1,695
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	833	833
	–	–	833	833
Bank’s maximum exposure to loss	$3,808	$1,591	$69	$5,468

	As at October 31, 2021
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets (on structured entity’s financial statements)	$3,519	$2,403	$833	$6,755
Assets recognized on the Bank’s financial statements
Trading assets	7	2	–	9
Investment securities	–	1,124	10	1,134
Loans (1)	–	639	59	698
	7	1,765	69	1,841
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	833	833
	–	–	833	833
Bank’s maximum exposure to loss	$3,526	$1,765	$69	$5,360

(1)	Loan balances are presented net of allowance for credit losses.

The Bank’s maximum exposure to loss represents the notional amounts of guarantees, liquidity facilities, and other credit support relationships with the structured entities, the credit risk amount for certain derivative contracts with the entities and the amount invested where the Bank holds an ownership interest in the structured entities. Of the aggregate amount of maximum exposure to loss as at October 31, 2022, the Bank has recorded $1.7 billion (2021 – $1.8 billion), primarily its interest in the structured entities, on its Consolidated Statement of Financial Position.
Canadian multi-seller conduits that the Bank administers
The Bank sponsors two Canadian multi-seller conduits. The conduits purchase assets from independent third parties (the sellers) funded by the issuance of asset-backed commercial paper. The sellers continue to service the assets and provide credit enhancements through overcollateralization protection and cash reserves. The Bank has no rights to these assets as they are available to support the obligations of the respective programs but manages for a fee the commercial paper selling programs. To ensure timely repayment of the commercial paper, each asset pool financed by the multi-seller conduits has a deal-specific LAPA with the Bank. Pursuant to the terms of the LAPA, the Bank as the liquidity provider is obligated to purchase non-defaulted
assets, transferred by the conduit at the conduit’s original cost as reflected in the table above. In most cases, the liquidity agreements do not require the Bank to purchase defaulted assets. Additionally, the Bank has not provided any program-wide credit enhancement to these conduits. The Bank provides additional liquidity facilities to these multi-seller conduits to a maximum amount of $2.6 billion (2021 – $1.4 billion) based on future asset purchases by these conduits.
Although the Bank has power over the relevant activities of the conduits, it has limited exposure to variability in returns, which results in the Bank not consolidating the two Canadian conduits.
Structured finance entities
The Bank has interests in structured entities used to assist corporate clients in accessing cost-efficient financing through their securitization structures. The Bank may act as an administrator, an investor or a combination of both in these types of structures.
Capital funding vehicles
These entities are designed to pass the Bank’s credit risk to the holders of the securities. Therefore, the Bank does not have exposure or rights to variable returns from these unconsolidated entities.

(c)	Other unconsolidated Bank-sponsored entities
The Bank sponsors unconsolidated structured entities including mutual funds, in which it has insignificant or no interest at the reporting date. The Bank is a sponsor when it is significantly involved in the design and formation at inception of the structured entities, and the Bank’s name is used by the structured entities to create an awareness of the instruments being backed by the Bank’s reputation and obligation. The Bank also considers other factors, such as its
continuing involvement and obligations to determine if, in substance, the Bank is a sponsor.
As at October 31, 2022, the bank earned $2,486 million (2021 – $2,604 million) in revenue from unconsolidated Bank-sponsored mutual fund entities.